Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Disclosure
In accordance with rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive officer, or PEO, and Non-PEO named executive officers, or Non-PEO NEOs, (calculated in accordance with Item 402(v) of Regulation S-K) and Company performance for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown. For additional information on our compensation programs and philosophy and how we design our compensation programs to align pay with performance, see the section titled “Executive Officer Compensation —  Compensation Discussion and Analysis”.
Year (a)	Summary Compensation Table Total for PEO(1) ($) (b)	Compensation Actually Paid to PEO(1)(2)(3) ($) (c)	Average Summary Compensation Table Total for Non-PEO NEOs(1) ($) (d)	Average Compensation Actually Paid to Non-PEO NEOs(1)(2)(3) ($) (e)	Value of Initial Fixed $100 Investment based on:(4)		Net Income ($ Millions) (h)	Net Product Revenue ($ Millions)(5) (i)
					TSR ($) (f)	Peer Group TSR ($) (g)
2024	16,153,317	14,159,757	4,285,719	3,735,921	93.87	118.20	(258)	172.0
2023	18,351,489	24,826,449	4,675,170	6,009,447	94.83	118.87	(325)	5.4
2022	15,295,291	(13,319,859)	4,818,637	(2,783,633)	67.58	113.65	(277)	—
2021	17,542,057	10,355,134	8,158,164	5,743,142	161.03	126.45	(174)	—
2020	7,735,173	50,455,824	2,459,159	9,155,700	188.41	126.42	(46)	—

(1)
Saqib Islam, J.D. was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022	2023	2024
Francis I. Perier, Jr., M.B.A.	Francis I. Perier, Jr., M.B.A.	Francis I. Perier, Jr., M.B.A.	Francis I. Perier, Jr., M.B.A.	Francis I. Perier, Jr., M.B.A.
Badreddin Edris, Ph.D.	Bhavesh Ashar, M.BA.	Bhavesh Ashar, M.BA.	Badreddin Edris, Ph.D.	Badreddin Edris, Ph.D.
L. Mary Smith, Ph.D.	Michael Burgess, M.B.Ch.B., Ph.D.	Michael Burgess, M.B.Ch.B., Ph.D.	L. Mary Smith, Ph.D.	Bhavesh Ashar, M.BA.
Herschel Weinstein, J.D.	Badreddin Edris, Ph.D.	Badreddin Edris, Ph.D.	James Cassidy, M.D., Ph.D.	James Cassidy, M.D., Ph.D.
Daniel Pichl		L. Mary Smith, Ph.D.

(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s named executive officers. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Saqib Islam, J.D. ($)	Exclusion of Stock Awards and Option Awards for Saqib Islam, J.D. ($)	Inclusion of Equity Values for Saqib Islam, J.D. ($)	Compensation Actually Paid to Saqib Islam, J.D. ($)
2024	16,153,317	(14,588,860)	12,595,300	14,159,757
2023	18,351,489	(16,858,782)	23,333,742	24,826,449
2022	15,295,291	(14,033,647)	(14,581,503)	(13,319,859)
2021	17,542,057	(16,414,110)	9,227,187	10,355,134
2020	7,735,173	(6,788,860)	49,509,511	50,455,824
Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2024	4,285,719	(3,374,810)	2,825,012	3,735,921
2023	4,675,170	(3,849,068)	5,183,345	6,009,447
2022	4,818,637	(3,898,476)	(3,703,794)	(2,783,633)
2021	8,158,164	(7,416,635)	5,001,613	5,743,142
2020	2,459,159	(1,914,820)	8,611,361	9,155,700
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Saqib Islam, J.D. ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Saqib Islam, J.D. ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Saqib Islam, J.D. ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Saqib Islam, J.D. ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Saqib Islam, J.D. ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Saqib Islam, J.D. ($)	Total – Inclusion of Equity Values for Saqib Islam, J.D. ($)
2024	11,750,812	(822,716)	1,527,359	139,845	—	—	12,595,300
2023	20,429,982	1,735,480	1,094,244	74,036	—	—	23,333,742
2022	5,323,376	(10,587,364)	1,282,105	(10,599,620)	—	—	(14,581,503)
2021	11,298,429	(6,873,111)	3,343,704	1,458,165	—	—	9,227,187
2020	15,234,410	29,620,975	2,015,161	2,638,965	—	—	49,509,511
Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total – Average Inclusion of Equity Values for Non-PEO NEOs ($)
2024	2,556,066	(330,851)	511,668	88,129	—	—	2,825,012
2023	4,332,306	484,241	320,900	45,898	—	—	5,183,345
2022	1,463,004	(2,146,154)	393,227	(1,967,685)	(1,446,186)	—	(3,703,794)
2021	5,465,626	(1,024,685)	512,687	47,985	—	—	5,001,613
2020	4,408,874	3,540,317	310,020	352,150	—	—	8,611,361
(4)
The Peer Group TSR set forth in this table utilizes the Nasdaq Biotechnology Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report on Form 10-K for the year ended December 31, 2024. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the Nasdaq Biotechnology Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

(5)
In 2024, net product revenue replaced net cash from financing activities as the most important financial performance measure for determining Compensation Actually Paid to PEO and Non-PEO NEOs. This shift stemmed from the Company’s evolution into a commercial-stage biopharmaceutical company. This evolution was marked by the November 2023 FDA approval of OGSIVEO® and the subsequent generation of net product revenue starting in December 2023. As a result, net product revenue targets comprised an important component of the Company’s 2024 corporate goals, and performance against these targets was a significant factor in measuring overall Company performance for compensation purposes. The net product revenue performance measure was not the most important financial performance measure for years prior to 2024, and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name	Net Product Revenue
Named Executive Officers, Footnote
(1)
Saqib Islam, J.D. was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022	2023	2024
Francis I. Perier, Jr., M.B.A.	Francis I. Perier, Jr., M.B.A.	Francis I. Perier, Jr., M.B.A.	Francis I. Perier, Jr., M.B.A.	Francis I. Perier, Jr., M.B.A.
Badreddin Edris, Ph.D.	Bhavesh Ashar, M.BA.	Bhavesh Ashar, M.BA.	Badreddin Edris, Ph.D.	Badreddin Edris, Ph.D.
L. Mary Smith, Ph.D.	Michael Burgess, M.B.Ch.B., Ph.D.	Michael Burgess, M.B.Ch.B., Ph.D.	L. Mary Smith, Ph.D.	Bhavesh Ashar, M.BA.
Herschel Weinstein, J.D.	Badreddin Edris, Ph.D.	Badreddin Edris, Ph.D.	James Cassidy, M.D., Ph.D.	James Cassidy, M.D., Ph.D.
Daniel Pichl		L. Mary Smith, Ph.D.

Peer Group Issuers, Footnote
(4)
The Peer Group TSR set forth in this table utilizes the Nasdaq Biotechnology Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report on Form 10-K for the year ended December 31, 2024. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the Nasdaq Biotechnology Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

PEO Total Compensation Amount	$ 16,153,317	$ 18,351,489	$ 15,295,291	$ 17,542,057	$ 7,735,173
PEO Actually Paid Compensation Amount	$ 14,159,757	24,826,449	(13,319,859)	10,355,134	50,455,824
Adjustment To PEO Compensation, Footnote
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Saqib Islam, J.D. ($)	Exclusion of Stock Awards and Option Awards for Saqib Islam, J.D. ($)	Inclusion of Equity Values for Saqib Islam, J.D. ($)	Compensation Actually Paid to Saqib Islam, J.D. ($)
2024	16,153,317	(14,588,860)	12,595,300	14,159,757
2023	18,351,489	(16,858,782)	23,333,742	24,826,449
2022	15,295,291	(14,033,647)	(14,581,503)	(13,319,859)
2021	17,542,057	(16,414,110)	9,227,187	10,355,134
2020	7,735,173	(6,788,860)	49,509,511	50,455,824
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Saqib Islam, J.D. ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Saqib Islam, J.D. ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Saqib Islam, J.D. ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Saqib Islam, J.D. ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Saqib Islam, J.D. ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Saqib Islam, J.D. ($)	Total – Inclusion of Equity Values for Saqib Islam, J.D. ($)
2024	11,750,812	(822,716)	1,527,359	139,845	—	—	12,595,300
2023	20,429,982	1,735,480	1,094,244	74,036	—	—	23,333,742
2022	5,323,376	(10,587,364)	1,282,105	(10,599,620)	—	—	(14,581,503)
2021	11,298,429	(6,873,111)	3,343,704	1,458,165	—	—	9,227,187
2020	15,234,410	29,620,975	2,015,161	2,638,965	—	—	49,509,511

Non-PEO NEO Average Total Compensation Amount	$ 4,285,719	4,675,170	4,818,637	8,158,164	2,459,159
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,735,921	6,009,447	(2,783,633)	5,743,142	9,155,700
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.
Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2024	4,285,719	(3,374,810)	2,825,012	3,735,921
2023	4,675,170	(3,849,068)	5,183,345	6,009,447
2022	4,818,637	(3,898,476)	(3,703,794)	(2,783,633)
2021	8,158,164	(7,416,635)	5,001,613	5,743,142
2020	2,459,159	(1,914,820)	8,611,361	9,155,700
Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total – Average Inclusion of Equity Values for Non-PEO NEOs ($)
2024	2,556,066	(330,851)	511,668	88,129	—	—	2,825,012
2023	4,332,306	484,241	320,900	45,898	—	—	5,183,345
2022	1,463,004	(2,146,154)	393,227	(1,967,685)	(1,446,186)	—	(3,703,794)
2021	5,465,626	(1,024,685)	512,687	47,985	—	—	5,001,613
2020	4,408,874	3,540,317	310,020	352,150	—	—	8,611,361

Compensation Actually Paid vs. Total Shareholder Return
Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Company TSR
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and the Company’s cumulative TSR over the five most recently completed fiscal years.

Compensation Actually Paid vs. Net Income
Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our net income during the five most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Product Revenue
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and net product revenue during the five most recently completed fiscal years.

Total Shareholder Return Vs Peer Group
Description of Relationship Between Company TSR and Peer Group TSR
The following chart compares our cumulative TSR over the five most recently completed fiscal years to that of the Nasdaq Biotechnology Index over the same period.

Tabular List, Table
Tabular List of Most Important Financial Performance Measures
Compensation for our named executive officers is determined based on a variety of factors, as further discussed in the section titled “Executive Officer Compensation — Compensation Discussion and Analysis”. The tabular list of financial performance measures included and defined below is used by the Company to link Compensation Actually Paid to Company performance. We did not use any other metrics to directly link Compensation Actually Paid to Company performance in 2024.
•
Net product revenue.

•
Company TSR relative to the Nasdaq Biotechnology Index.
the approximate dollar amount of the related person’s interest in the transaction without regard to the amount of any profit or loss;

Total Shareholder Return Amount	$ 93.87	94.83	67.58	161.03	188.41
Peer Group Total Shareholder Return Amount	118.2	118.87	113.65	126.45	126.42
Net Income (Loss)	$ (258,000,000)	$ (325,000,000)	$ (277,000,000)	$ (174,000,000)	$ (46,000,000)
Company Selected Measure Amount	172,000,000	5,400,000
PEO Name	Saqib Islam, J.D
Measure:: 1
Pay vs Performance Disclosure
Name	Net product revenue
Non-GAAP Measure Description
(5)
In 2024, net product revenue replaced net cash from financing activities as the most important financial performance measure for determining Compensation Actually Paid to PEO and Non-PEO NEOs. This shift stemmed from the Company’s evolution into a commercial-stage biopharmaceutical company. This evolution was marked by the November 2023 FDA approval of OGSIVEO® and the subsequent generation of net product revenue starting in December 2023. As a result, net product revenue targets comprised an important component of the Company’s 2024 corporate goals, and performance against these targets was a significant factor in measuring overall Company performance for compensation purposes. The net product revenue performance measure was not the most important financial performance measure for years prior to 2024, and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Measure:: 2
Pay vs Performance Disclosure
Name	Company TSR relative to the Nasdaq Biotechnology Index
PEO | Saqib Islam, J.D [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (14,588,860)	$ (16,858,782)	$ (14,033,647)	$ (16,414,110)	$ (6,788,860)
PEO | Saqib Islam, J.D [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,595,300	23,333,742	(14,581,503)	9,227,187	49,509,511
PEO | Saqib Islam, J.D [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,750,812	20,429,982	5,323,376	11,298,429	15,234,410
PEO | Saqib Islam, J.D [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(822,716)	1,735,480	(10,587,364)	(6,873,111)	29,620,975
PEO | Saqib Islam, J.D [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,527,359	1,094,244	1,282,105	3,343,704	2,015,161
PEO | Saqib Islam, J.D [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	139,845	74,036	(10,599,620)	1,458,165	2,638,965
PEO | Saqib Islam, J.D [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Saqib Islam, J.D [Member] | Year-end Fair Value Of Awards Forfeited In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,374,810)	(3,849,068)	(3,898,476)	(7,416,635)	(1,914,820)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,825,012	5,183,345	(3,703,794)	5,001,613	8,611,361
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,556,066	4,332,306	1,463,004	5,465,626	4,408,874
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(330,851)	484,241	(2,146,154)	(1,024,685)	3,540,317
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	511,668	320,900	393,227	512,687	310,020
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	88,129	45,898	(1,967,685)	47,985	352,150
Non-PEO NEO | Year-end Fair Value Of Awards Forfeited In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,446,186)
Non-PEO NEO | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount